Capital structure and financial items - Borrowings - Issuance of Eurobonds (Details) € in Millions, kr in Millions	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 218,658		kr 112,512
Eurobond 0.000% Fixed, Maturing June 2024
Disclosure of detailed information about financial instruments [line items]
Interest	0.00%	0.00%
Notional amount	kr 4,844	€ 650
Eurobond 0.750% Fixed, Maturing March 2025
Disclosure of detailed information about financial instruments [line items]
Interest	0.75%	0.75%
Notional amount	kr 3,726	€ 500
Eurobond 1.125% Fixed, Maturing September 2027
Disclosure of detailed information about financial instruments [line items]
Interest	1.125%	1.125%
Notional amount	kr 3,726	€ 500
Eurobond 0.125% Fixed, Maturing June 2028
Disclosure of detailed information about financial instruments [line items]
Interest	0.125%	0.125%
Notional amount	kr 4,844	€ 650
Eurobond 1.375% Fixed, Maturing March 2030
Disclosure of detailed information about financial instruments [line items]
Interest	1.375%	1.375%
Notional amount	kr 3,726	€ 500